Bank credit lines, loan facilities and notes - Narrative (Details) - USD ($) $ in Thousands				3 Months Ended						6 Months Ended		12 Months Ended
	Jul. 15, 2026	Apr. 27, 2026	May 08, 2024	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Nov. 26, 2025	May 02, 2023	Jul. 01, 2021
Debt Instrument [Line Items]
Drawdown of credit lines and loan facilities										$ 0	$ 50,000
Repayments of lines of credit										14,881	64,881
Debt issue costs										2,294	0
Total debt				$ 3,401,807		$ 3,416,688				3,401,807		$ 3,416,688
Long-term debt at fair value				$ 3,437,700		$ 3,500,100				$ 3,437,700		$ 3,500,100
The New Notes | Senior Subordinated Notes
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 2,000,000
Debt discount paid			6,800
Senior Secured Notes (the "2027 Notes") | Senior Subordinated Notes
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 750,000
Debt instrument, interest rate (in percent)			5.809%	5.809%		5.809%				5.809%		5.809%
Debt instrument, discount rate on underwriting (in percent)			0.00250
Total debt				$ 750,000		$ 750,000				$ 750,000		$ 750,000
Senior Secured Notes (the "2029 Notes") | Senior Subordinated Notes
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 750,000
Debt instrument, interest rate (in percent)			5.849%	5.849%		5.849%				5.849%		5.849%
Debt instrument, discount rate on underwriting (in percent)			0.00350
Total debt				$ 750,000		$ 750,000				$ 750,000		$ 750,000
Senior Secured Notes (the "2034 Notes") | Senior Subordinated Notes
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 500,000
Debt instrument, interest rate (in percent)			6.00%	6.00%		6.00%				6.00%		6.00%
Debt discount paid			$ 500
Debt instrument, discount rate on underwriting (in percent)			0.00450
Debt instrument, redemption price, percentage of principal amount redeemed			99.896%
Total debt				$ 500,000		$ 500,000				$ 500,000		$ 500,000
Senior Secured Term Loan
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)										2.00%
Senior Secured Term Loan | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)										0.50%
Senior Secured Term Loan | Senior Secured Term Loan
Debt Instrument [Line Items]
Debt instrument, principal amount															$ 5,515,000
Debt instrument, interest rate (in percent)				5.732%		5.672%				5.732%		5.672%			1.00%
Total debt				$ 901,807		$ 916,688				$ 901,807		$ 916,688
Senior Secured Revolving Loan Facility
Debt Instrument [Line Items]
Long-term debt, term													7 years		5 years
Senior Secured Revolving Loan Facility | Variable rate component two | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Standard & Poor's, BB Rating
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)										1.35%
Senior Secured Revolving Loan Facility | Variable rate component two | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Standard & Poor's, BB+ Rating
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)										1.00%
Senior Secured Revolving Loan Facility | Variable rate component two | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Standard & Poor's, BBB- Rating
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)										0.75%
Senior Secured Revolving Loan Facility | Variable rate component two | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Standard & Poor's, BBB Rating
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)										0.55%
Senior Secured Revolving Loan Facility | Variable rate component two | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Standard & Poor's, BBB+ Rating
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)										0.40%
Senior Secured Revolving Loan Facility | Minimum | Variable rate component one | Base rate
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)										0.00%
Senior Secured Revolving Loan Facility | Maximum | Variable rate component one | Base rate
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)										0.35%
Senior Secured Revolving Loan Facility | Senior Secured Revolving Loan Facility | Senior Secured Revolving Loan
Debt Instrument [Line Items]
Debt instrument, maximum borrowing capacity														$ 500,000	$ 300,000
Drawdown of credit lines and loan facilities				0	$ 0	0	$ 0	$ 0	$ 50,000	$ 0		50,000
Repayments of lines of credit				0	0	0	0	0	50,000	0		50,000
Long-term debt				0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Senior Secured Credit Facility And Senior Secured Notes | Senior Secured Term Loan
Debt Instrument [Line Items]
Debt discount paid															27,600
Senior Secured Notes | Senior Subordinated Notes
Debt Instrument [Line Items]
Debt instrument, principal amount															$ 500,000
Debt instrument, interest rate (in percent)															2.875%
Bridge Secured Credit Facility | Senior Secured Term Loan
Debt Instrument [Line Items]
Debt instrument, principal amount		$ 500,000
Basis spread on variable rate (in percent)										1.00%
Debt issue costs										$ 2,300
Bridge Secured Credit Facility | Senior Secured Term Loan | Subsequent Event
Debt Instrument [Line Items]
Drawdown of credit lines and loan facilities	$ 500,000
Bridge Secured Credit Facility | Senior Secured Term Loan | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)		1.00%
Bridge Secured Credit Facility | Senior Secured Term Loan | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)		2.25%
Senior Secured Notes (the "2026 Notes") | Senior Subordinated Notes
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)						2.875%						2.875%
Total debt				$ 500,000		$ 500,000				$ 500,000		$ 500,000
Senior Secured Notes (the "2026 Notes") | Senior Subordinated Notes | Subsequent Event
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)	2.875%
Repayments of lines of credit	$ 500,000